Note 12 - Industry Segment Data - Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Net Sales	$ 444,600	$ 516,251
Cost of Goods and Services Sold	9,115	11,538
Depreciation and amortization	3,291	3,070
Cost of Product and Service Sold	441,815	491,733
Gain (Loss) on Disposition of Property Plant Equipment	258	0
EARNINGS (LOSS) FROM OPERATIONS:	3,043	24,518
Gain on economic hedges of risk	7,598	1,848
Interest expense	(2,953)	(3,072)
Other income	5	20
EARNINGS BEFORE INCOME TAXES	7,693	23,314
Identifiable assets	226,822	230,019
Capital Expenditures	4,002	5,792
Material Sold Expense [Member]
Cost of Goods and Services Sold	365,648	412,395
Cost of Product and Service Sold	365,648	412,395
Processing and Warehouse Expense [Member]
Cost of Goods and Services Sold	33,477	31,438
Cost of Product and Service Sold	33,477	31,438
Delivery Expense [Member]
Cost of Goods and Services Sold	23,228	23,791
Cost of Product and Service Sold	23,228	23,791
Commercial Expense [Member]
Cost of Goods and Services Sold	7,056	9,501
Tubular [Member]
Gain (Loss) on Disposition of Property Plant Equipment	500
Operating Segments [Member]
Identifiable assets	221,682	225,386
Operating Segments [Member] | Flat-roll [Member]
Net Sales	404,644	472,774
Depreciation and amortization	2,869	2,637
Cost of Product and Service Sold	390,703	439,548
Gain (Loss) on Disposition of Property Plant Equipment	(222)
EARNINGS (LOSS) FROM OPERATIONS:	13,719	33,226
Identifiable assets	204,890	205,797
Capital Expenditures	3,823	5,176
Operating Segments [Member] | Flat-roll [Member] | Material Sold Expense [Member]
Cost of Goods and Services Sold	334,426	381,591
Operating Segments [Member] | Flat-roll [Member] | Processing and Warehouse Expense [Member]
Cost of Goods and Services Sold	24,544	23,300
Operating Segments [Member] | Flat-roll [Member] | Delivery Expense [Member]
Cost of Goods and Services Sold	22,563	23,194
Operating Segments [Member] | Flat-roll [Member] | Commercial Expense [Member]
Cost of Goods and Services Sold	6,301	8,857
Operating Segments [Member] | Tubular [Member]
Net Sales	39,956	43,477
Depreciation and amortization	304	317
Cost of Product and Service Sold	41,879	40,497
Gain (Loss) on Disposition of Property Plant Equipment	480
EARNINGS (LOSS) FROM OPERATIONS:	(1,443)	2,980
Identifiable assets	16,792	19,589
Capital Expenditures	179	510
Operating Segments [Member] | Tubular [Member] | Material Sold Expense [Member]
Cost of Goods and Services Sold	31,222	30,804
Operating Segments [Member] | Tubular [Member] | Processing and Warehouse Expense [Member]
Cost of Goods and Services Sold	8,933	8,138
Operating Segments [Member] | Tubular [Member] | Delivery Expense [Member]
Cost of Goods and Services Sold	665	597
Operating Segments [Member] | Tubular [Member] | Commercial Expense [Member]
Cost of Goods and Services Sold	755	644
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Net Sales	0	0
Cost of Goods and Services Sold	9,115	11,538
Depreciation and amortization	118	116
Cost of Product and Service Sold	9,233	11,688
Gain (Loss) on Disposition of Property Plant Equipment	0
EARNINGS (LOSS) FROM OPERATIONS:	(9,233)	(11,688)
Identifiable assets	5,140	4,633
Capital Expenditures	$ 0	$ 106